Related Party Transactions - Schedule of Net Assets Recorded (Detail) - USD ($) $ in Thousands	Feb. 28, 2014	Oct. 01, 2013
Cinco Group [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents		$ 2,820
Accounts receivable		5,184
Prepaid expenses and other current assets		1,454
Oil and natural gas properties, net		342,759
Long-term derivative instruments, net		(826)
Other long-term assets		344
Accounts payable		(2,346)
Revenue Payable		(2,910)
Accrued liabilities		(1,799)
short-term derivative instruments, net		(1,828)
Asset retirement obligations		(9,606)
Credit facilities		(151,690)
Net assets		$ 181,556
WildHorse Resources, LLC [Member] | NGPCIF [Member]
Related Party Transaction [Line Items]
Accounts receivable	$ 2,274
Oil and natural gas properties, net	40,056
Accrued liabilities	(297)
Asset retirement obligations	(277)
Net assets	$ 41,756